Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8 — SUBSEQUENT EVENTS

1.      On October 31, 2024, the Company entered into an Equity Purchase Agreement (the “Equity Purchase Agreement”) with Square Gate Capital Master Fund, LLC-Series 3 (the “Investor”), pursuant to which the Company will have the right, but not the obligation, to sell to the Investor, and the Investor will have the obligation to purchase from the Company, up to $15,000,000 (the “Maximum Commitment Amount”) worth of shares of Common Stock, at the Company’s sole discretion, over the next 24 months, subject to certain conditions precedent and other limitations set forth in the Equity Purchase Agreement. Concurrently with the execution of the Equity Purchase Agreement, the Company also agreed to issue to the Investor, as part of the consideration, shares of the Company’s common stock worth a total of 3% of the Maximum Commitment Amount (the “Initial Commitment Shares”). The ultimate calculation of the per share price of the Initial Commitment Shares will occur on the date immediately prior to a registration statement on Form S-1 covering the resale of the shares to be issued pursuant to the Equity Purchase Agreement.

2.      On November 11 2024, an aggregate of 32,500 shares of common stock, constituting make-whole liability shares, were issued to certain of the Company’s officers and directors. See Note 4 for more information.

NOTE 9 — SUBSEQUENT EVENTS

1.      On June 4, 2024, the Company filed a certificate of amendment to its third amended and restated certificate of incorporation to effectuate a 1-for-2 reverse stock split of the Company’s outstanding shares of common stock, effective upon such filing. The par value and authorized shares of the Company’s common stock were not adjusted as a result of the reverse stock split. No fractional shares were issued in connection with the reverse stock split as all fractional shares were rounded up to the nearest whole share. All share and per share amounts have been retroactively restated for all periods presented to reflect the reverse stock split.